The Alger Funds

100 Pearl Street, 27th Floor

New York, New York 10004

April 4, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Alger Funds

(File Nos. 033-04959 and 811-01355)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds (the “Trust”) that the Prospectuses and the Statement of Additional Information relating to Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund, each a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 150 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 28, 2024.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8838 or email tpayne@alger.com.

Very truly yours,

/s/ Tina Payne
Tina Payne